Unaudited Condensed Consolidated Interim Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) at Dec. 31, 2024		1,102,792
Balance at the beginning at Dec. 31, 2024	$ 4,864	$ 11	$ 666,528	$ 3,435	$ 35,713	$ (700,823)
Loss and total comprehensive loss for the period	(12,536)					(12,536)
Shares issued to board members for board fees (in shares)		556
Recognition of equity-settled share-based payment	3,274				3,274
Balance at the ending (in Shares) at Jun. 30, 2025		1,103,348
Balance at the ending at Jun. 30, 2025	(4,398)	$ 11	666,528	3,435	38,987	(713,359)
Balance at the beginning (in Shares) at Dec. 31, 2025		2,147,105
Balance at the beginning at Dec. 31, 2025	(3,188)	$ 21	670,384	3,435	34,734	(711,762)
Loss and total comprehensive loss for the period	(8,774)					(8,774)
Decrease through other distributions to owners, equity	$ (376)			(376)
Shares issued to employees for compensation (in shares)	48,730	48,730
Shares issued to employees for compensation		$ 1	(1)
Shares issued to board members for board fees (in shares)	7,138	7,138
Exercise of share options (in Shares)		11,991
Exercise of share options	$ 168		168
Recognition of equity-settled share-based payment	1,017				1,017
Balance at the ending (in Shares) at Jun. 30, 2026		2,214,964
Balance at the ending at Jun. 30, 2026	$ (11,153)	$ 22	$ 670,551	$ 3,059	$ 35,751	$ (720,536)